Property, Plant and Equipment (Details) - Schedule of Leasing Rights of Land from Israel Land Administration - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Leasing Rights of Land from Israel Land Administration [Abstract]
Under finance lease	$ 1,091	$ 1,119